Intangible assets (Details Narrative) - BRL (R$)		1 Months Ended		11 Months Ended	12 Months Ended
	Aug. 29, 2012	Dec. 31, 2014	Dec. 31, 2009	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2005	Dec. 31, 2021
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Licenses period					10 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Licenses period					20 years
Licences [member]
IfrsStatementLineItems [Line Items]
Subsidiary purchased Lot 2		R$ 1,199,000,000			R$ 1,739,000,000
Total auction amount						R$ 1,199,000,000
Intangible asset					884,000,000
Disbursements costs					R$ 2,680,000,000
Licences and franchises [member]
IfrsStatementLineItems [Line Items]
Description of additional obligations					the 2.3GHz and 26GHz radio frequencies were readily available for use by the Company (operating assets), generating the registration in 2021 in “Authorizations” of the amounts related to the licenses (R$ 614 million) and the obligations related to the 26GHz license, which will be fulfilled through EACE (R$ 550 million). The disbursements with EACE (R$ 633 million), provided for in the Public Notice, will occur in 5 semi-annual installments between 2022 and 2024, and are monetarily restated by the IGP-DI. The Company evaluated the application of the concept of adjustment to present value (“AVP”) upon initial recognition (R$ 83 million).
Intangible assets					R$ 3,866,000,000			R$ 3,584,000,000
Assets in progress					2,753,000,000			2,394,000,000
Authorizations					R$ 1,113,000,000			R$ 1,190,000,000
Licences And Franchises 1 [Member]
IfrsStatementLineItems [Line Items]
Description of additional obligations					The 3.5GHz radio frequency was not readily available, requiring spectrum cleaning activities to be available for use, and, thus, it was registered in assets in progress (R$ 270 million). Therefore, the obligations related to this activity, to be carried out by EAF (R$ 2,104 million) were also recorded under assets in progress. The disbursements with the EAF, as provided for in the Public Notice, were restated by the IGP-DI until the disbursement dates. Such disbursements took place in 2 installments in 2022 (R$ 1,090 million in February and R$ 1,133 million in May) to EAF.
Licences And Franchises 2 [Member]
IfrsStatementLineItems [Line Items]
Description of additional obligations					the Company recorded R$ 290 million in intangible assets referring to Selic interest (R$ 1 million in 2021) incurred on the 3.5GHz radio frequency, and R$ 99 million related to the inflation adjustment of amounts due to the EAF (R$ 19 million in 2021). Said balances are recorded under assets in progress.
T I M Fiber S P Ltda And T I M Fiber R J S A [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill	R$ 1,159,649,000
T I M S A [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill			R$ 210,015,000
Description of closing of the transaction				TIM S.A. wrote-off about 90% of the total goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A. in the amount of R$ 1,051,477. As a result, IHS currently holds 51% of the share capital of I-Systems, with TIM S.A. having a minority (non-controlling) interest of 49% in I-Systems. Consequently, with the closing of this deal in November 2021, the goodwill initially recorded on the acquisition of the companies Fiber RJ and Fiber SP was reduced to R$ 108,171
T I M Sul And T I M Nordeste [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill							R$ 157,556,000
Cozani [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill					R$ 2,636,426,000
Total consideration paid					7,211,585
Identifiable assets net of liabilities assumed					4,575,159
Goodwill					R$ 2,636,426